FINANCIAL RISK MANAGEMENT (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL RISK MANAGEMENT
Foreign exchange risk, percent	10.00%	10.00%
Increase or decrease in interest rates	1.00%	1.00%
Expected gain (loss) on foreign exchange movement	$ 133	$ 554
Decrease or increase in loss	$ 82	$ 182